Business Combinations - Purchase Price Allocation (Details) $ in Thousands, $ in Millions		12 Months Ended
	Feb. 07, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	[1]	Feb. 07, 2024 AUD ($)
Net cash outflows
Net cash outflows		$ 0	$ (2,539)
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.43%				90.43%
Consideration transferred
Cash paid	$ 8,249				$ 9.5
Common shares issued	36,092				41.6
Total purchase price for remaining 90.43% interest	44,341				51.0
Fair value of existing ownership	4,734
Total fair value of consideration	49,075
Final fair value of net identifiable assets
Cash	5,710
Accounts receivable	4,785
Inventory	10,464
Prepaid expenses and other current assets	80
Property, plant and equipment	1,795
Identifiable assets acquired	35,834
Accounts payable and accrued liabilities	10,206
Income taxes payable	317
Lease liability	311
Identifiable liabilities assumed	10,834
Final purchase price allocation
Net identifiable assets acquired	25,000
Goodwill	24,075
Final purchase price allocation	49,075
Net cash outflows
Cash consideration paid	(8,249)				$ (9.5)
Cash acquired	5,710
Net cash outflows	(2,539)
MedReleaf Australia | Licenses
Final fair value of net identifiable assets
Intangible assets	5,500
MedReleaf Australia | Brand
Final fair value of net identifiable assets
Intangible assets	$ 7,500

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).